Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Fee Rate	0.01381%
Offering Note	Note 1.a. There is being registered hereunder such unspecified number or amount of the securities of each identified class as may from time to time be issued by the registrant at unspecified prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Note 1.b. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of registration fees for the classes of securities that may be offered and sold pursuant to the base prospectus included in the Registration Statement to which this exhibit is attached. In connection with offer and sale of such securities, the Registrant will "pay-as-you-go" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of such securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Note 1.c. The securities registered pursuant to this registration statement consist of (i) a presently unspecified number or amount of Common Shares, Preferred Shares, Debt Securities, Warrants, Subscription Receipts, and Units of the Company registered in the primary unallocated offering and (ii) 50,395,327 Common Shares that may be sold by certain selling shareholders.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1. The warrants ("Warrants") covered by this Registration Statement may be Warrants for Common Shares, Preferred Shares or debt securities ("Debt Securities") issued by the registrant.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering Note	See Offering Note 1. The subscription receipts ("Subscription Receipts") will entitle holders to receive upon satisfaction of certain release conditions and for no additional consideration, Common Shares, Preferred Shares, Debt Securities, Warrants or a combination thereof.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1. The units ("Units") may be issued under a unit agreement and will represent an interest in one or more securities registered under this Registration Statement, in any combination.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares offered by the selling shareholders
Amount Registered | shares	50,395,327
Proposed Maximum Offering Price per Unit	24.67
Maximum Aggregate Offering Price	$ 1,243,252,717.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,693.20
Offering Note	See Offering Note 1(c). Represents the Common Shares that may be sold by certain selling shareholders pursuant to the resale prospectus included in the Registration Statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act, the amount of Common Shares being registered on behalf of the selling shareholders shall be adjusted to include any additional Common Shares that may become issuable as a result of any stock split, stock dividend or similar transaction. With respect to the offering of Common Shares by the selling shareholders, the proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, the applicable sale by the holder of such securities. The Proposed Maximum Aggregate Offering Price Per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of PPTA Common Shares, as reported on the Nasdaq Capital Market on March 24, 2026.